SHAREHOLDERS' EQUITY - Warrants (Details) - shares	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Balance at Beginning of period			3,665,006	78,551
Convertible debt, warrants issued				302,322
Equity financing, warrants issued				3,284,133
Debenture, warrants issued			275,000
Balance at End of period	3,665,006		3,940,006	3,665,006
Warrants issued to convertible debt holders	3,271,541	12,592	275,000	284,167
Finders' fee warrants issued (in shares)				18,155